SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES OF EACH OF THE LISTED FUNDS

Cash Account Trust
  Tax-Exempt Portfolio — Tax Free Money
  Fund Class S
DWS Alternative Asset Allocation Fund
DWS California Tax-Free Income Fund
DWS Capital Growth Fund
DWS Communications Fund
DWS Core Equity Fund
DWS Core Fixed Income Fund
DWS Core Plus Income Fund
DWS Diversified Market Neutral Fund
DWS Emerging Markets Equity Fund
DWS Enhanced Commodity Strategy
  Fund
DWS Enhanced Emerging Markets Fixed
  Income Fund
DWS Enhanced Global Bond Fund
DWS Equity 500 Index Fund
DWS Equity Dividend Fund
DWS Floating Rate Fund
DWS Global Equity Fund
DWS Global Growth Fund
DWS Global High Income Fund
DWS Global Income Builder Fund
DWS Global Inflation Fund
DWS Global Small Cap Fund

DWS GNMA Fund
DWS Gold & Precious Metals Fund
DWS Health Care Fund
DWS High Income Fund
DWS Intermediate Tax/AMT Free Fund
DWS International Fund
DWS International Value Fund
DWS Large Cap Focus Growth Fund
DWS Large Cap Value Fund
DWS Latin America Equity Fund
DWS LifeCompass 2015 Fund
DWS LifeCompass 2020 Fund
DWS LifeCompass 2030 Fund
DWS LifeCompass 2040 Fund
DWS LifeCompass Retirement Fund
DWS Managed Municipal Bond Fund
DWS Massachusetts Tax-Free Fund
DWS Mid Cap Growth Fund
DWS Mid Cap Value Fund
DWS Money Market Prime Series
DWS Cash Investment Trust Class A
DWS Cash Investment Trust Class B
DWS Cash Investment Trust Class C
DWS Cash Investment Trust Class S
DWS New York Tax-Free Income Fund

DWS RREEF Global Infrastructure Fund
DWS RREEF Global Real Estate Securities
  Fund
DWS RREEF Real Estate Securities Fund
DWS RREEF Real Estate Securities
  Income Fund
DWS S&P 500 Index Fund
DWS Select Alternative Allocation Fund
DWS Short Duration Fund
DWS Short-Term Municipal Bond Fund
DWS Small Cap Core Fund
DWS Small Cap Growth Fund
DWS Small Cap Value Fund
DWS Strategic Equity Long/Short Fund
DWS Strategic Government Securities
  Fund
DWS Strategic High Yield Tax-Free Fund
DWS Technology Fund
DWS U.S. Bond Index Fund
DWS Ultra-Short Duration Fund
DWS Unconstrained Income Fund
DWS World Dividend Fund
Investors Cash Trust
  Treasury Portfolio — DWS U.S. Treasury
  Money Fund Class S

The following disclosure replaces similar disclosure in the section entitled “POLICIES ABOUT TRANSACTIONS” for the relevant classes in each fund’s prospectus:

Account Maintenance Fee for Classes A, B, C and S. The fund charges a $20 account maintenance fee for each fund account that has a balance below $10,000. Except as otherwise noted below, fund accounts are not aggregated by share class or fund. The assessment will occur once per calendar year and may be assessed through the automatic redemption of fund shares in your account. The fee will be assessed on each fund account that falls below the minimum for any reason, including market value fluctuations, redemptions or exchanges.

The account maintenance fee will not apply to: (i) accounts with an automatic investment plan; (ii) accounts held in an omnibus account through a financial services firm; (iii) accounts maintained on behalf of participants in certain fee based and wrap programs offered through certain financial intermediaries approved by the Advisor; (iv) participant level accounts in group retirement plans held on the records of a retirement plan record keeper; (v) accounts held by shareholders who maintain $50,000 or more in aggregate assets in DWS fund shares; (vi) shareholders who consent to electronic delivery for all documents (which include statements, prospectuses, annual and semiannual reports, and other materials), except for tax forms; (vii) Uniform Gift to Minors (UGMA) and Uniform Transfer to Minors (UTMA) accounts; (viii) Coverdell Education Savings Account (ESA) accounts; and (ix) IRA accounts for shareholders beginning in the year in which they turn age 70 1/2. You may elect to receive electronic delivery of DWS fund materials by registering on dws-investments.com or by calling the telephone number on the back cover.

Please Retain This Supplement for Future Reference

May 19, 2014
PROSTKR-374